Shareholders’ Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 17 – SHAREHOLDERS’ EQUITY

Ordinary shares

EPOW was established under the laws of the Cayman Islands on February 22, 2019. The authorized number of ordinary shares was 500,000,000 with par value of $0.0001 per share. On February 22, 2019, EPOW issued 999,999 new shares to the controlling shareholders and one share to Osiris International Cayman Limited at par $0.0001 per share. On August 8, 2019, EPOW issued an aggregate of 27,000,000 ordinary shares at a price of US$0.0001 per share with total consideration of US$2,800, pro-rata to the shareholders of EPOW as of such date.

On April 2, 2020, the shareholders of the Company unanimously authorized a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 were reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).

On April 24, 2020, the shareholders of the Company unanimously authorized another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 were reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).

On February 11, 2021, the Company closed its initial public offering (“IPO”) on Nasdaq. The Company offered 6,720,000 ordinary shares, par value $0.001 per share, at a price of $4.00 per share and received total gross proceeds of $26,880,000. Besides, the Company offered 1,008,000 ordinary shares, par value $0.001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceeds of $4,032,000. Total net proceeds amounted to $27,562,809 after deducting underwriting discounts and other related expenses.

Non-controlling interest

Non-controlling interest consists of the following:

	As of June 30, 2022	As of December 31, 2021

GMB (Beijing)	$4,698	$5,365
GMB Culture	21,514	25,613
Jiagui Haifeng	(723)	(13)
Shidong Trading	(34)	(35)
GMB Consulting	13,776	14,477
GMB Technology	(184,770)	(185,377)
Shidong Cloud	59,019	-
Guizhou New Energy	44,779,627	3,262,220
Sunrise Guxian	(3,729)	-
Total	$44,689,378	$3,122,250

In July, 2021, GMB Technology transferred all the shares of GMB Linking to another shareholder with no gain or loss recognized.

Jiagui Haifeng was established by GMB Zibo and Lifeng Wang in November, 2021. 51% shares of Jiagui Haifeng was held by GMB Zibo and 49% of shares was held by Mr. Lifeng Wang.

Shidong Trading was established by GMB Zibo and Xuanming Wang in April, 2021. 60% shares of Shidong Trading was held by GMB Zibo and 40% of shares was held by Mr. Xuanming Wang.

Shidong Cloud was established by EPOW BJ and Beijing Yunqianyi Information Technology Co., Ltd. in December, 2021. 75% shares of Shidong Cloud was held by EPOW BJ and 25% of shares was held by Beijing Yunqianyi Information Technology Co., Ltd.

Guizhou New Energy was established by Zhuhai (Zibo) Investment and five other companies in November, 2021.

Sunrise Guxian was established by Guizhou New Energy and seven other companies in April, 2022.

For the six months ended June 30, 2022, the Company made capital contributions of $52,863 to Shidong Cloud; and the non-controlling shareholders made capital contributions of $78,851 to Shidong Cloud.

For the six months ended June 30, 2022, the Company made capital contributions of $10,759,335 to Guizhou New Energy; and the non-controlling shareholders made capital contributions of $41,794,327 to Guizhou New Energy.

The actual capital contributions made by the Company and the non-controlling shareholders for the six months ended June 30, 2022 had no effect on the Company’s equity percentage in its subsidiaries.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, the Company’s WFOE, the VIE and VIE’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profits as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.

As of June 30, 2022 and December 31, 2021, the statutory reserves of the Company’s WFOE, VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital. As of June 30, 2022 and December 31, 2021, the balances of the statutory reserves were $2,508,635 and $2,473,801, respectively.